Retirement Plans - Reconciliation of Level 3 Fixed Annuity Contracts Within Fair Value Hierarchy (Details 13) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Level 3 fund assets
Ending Balance	$ 329,581	$ 329,078
Annuitization Benefit [Member]
Reconciliation of Level 3 fund assets
Ending Balance	12,475	1,620
Significant Unobservable Inputs (Level 3) [Member]
Reconciliation of Level 3 fund assets
Ending Balance	40,760	32,735
Significant Unobservable Inputs (Level 3) [Member] | Annuitization Benefit [Member]
Reconciliation of Level 3 fund assets
Beginning Balance	1,620	1,681
Purchases	11,530
Benefits paid	(117)	(108)
Net gain	(558)	47
Ending Balance	$ 12,475	$ 1,620